Schedule of Inventory, Current (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 1		$ 24,022
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 2		5,125
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 3		33,943
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 4		2,449
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 5		57,965
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 6		7,573
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 1	246,557
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 2	24,022
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 3	107,272
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 4	33,943
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 5	353,829
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 6	$ 57,965